As filed with the Securities and Exchange Commission on October 10, 2006

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07881

Brazos Mutual Funds
(Exact name of registrant as specified in charter)

5949 Sherry Lane, Suite 1600
Dallas, Texas 75225
(Address of principal executive offices) (Zip code)

Wayne Willems
5949 Sherry Lane, Suite 1600
Dallas, Texas 75225
(Name and address of agent for service)

(214)-365-5200
Registrant's telephone number, including area code

Date of fiscal year end: 11/30/06

Date of reporting period: 08/31/06

Item 1. Schedule of Investments.

BRAZOS MUTUAL FUNDS - MICRO CAP PORTFOLIO
Portfolio of Investments (Unaudited)			August 31, 2006

	Security Description	Shares	Value
	COMMON STOCKS - 97.9%
	Basic Resources (Non-Energy) - 5.3%
	Andersons, Inc.	50,200	$2,058,702
	Dynamic Materials Corporation	38,700	1,415,259
	Olympic Steel, Inc.	48,700	1,346,555
			4,820,516
	Business Services - 6.0%
	American Ecology Corporation	54,021	1,049,628
	Home Solutions of America, Inc. *	176,600	934,214
	Rainmaker Systems *	303,700	1,664,276
	Website Pros, Inc. *	174,000	1,828,740
			5,476,858
	Consumer Durables - 2.5%
	Cybex Intl, Inc. *	344,400	2,269,596
	Consumer Merchandising - 1.2%
	The Bon-Ton Stores Inc.	40,300	1,104,623
	Consumer Non-Durables - 2.3%
	Smith & Wesson Holding Corp. *	206,500	2,044,350
	Consumer Services - 1.3%
	US Home Systems, Inc. *	124,300	1,187,065
	Defense - 2.9%
	Force Protection, Inc. *	54,600	346,710
	MTC Technologies, Inc. *	50,900	1,068,900
	United Industrial Corp.	23,000	1,239,010
			2,654,620
	Electronic Components - 11.9%
	Atheros Communications, Inc. *	69,100	1,124,257
	Diodes, Inc. *	49,400	1,849,536
	Netlogic Microsystems Inc. *	62,900	1,856,179
	NU Horizons Electronics Corp. *	86,400	1,209,600
	Oplink Communications, Inc. *	108,100	2,122,003
	Transwitch Corp. *	803,300	1,429,874
	Trident Microsystems, Inc. *	59,200	1,221,296
			10,812,745
	Energy - 5.4%
	Arena Resources, Inc. *	31,200	1,204,320
	Matrix Service Company *	197,600	2,606,344
	Quest Resource Corp. *	91,500	1,078,785
			4,889,449
	Financial Institutions - 3.0%
	Capitol Bancorp Ltd	21,000	885,570
	PrivateBancorp, Inc.	19,900	883,560
	Sterling Bancshares, Inc.	45,800	949,892
			2,719,022
	Financial Services & Software - 3.6%
	SWS Group, Inc.	82,700	2,034,420
	TradeStation Group, Inc. *	81,400	1,192,510
			3,226,930
	Health Care Products - 6.6%
	DJ Orthopedics Incorporated *	30,700	1,184,099
	Merit Medical Systems, Inc. *	99,500	1,394,990
	Micrus Endovascular Corp. *	62,500	867,500
	NuVasive, Inc. *	78,700	1,618,072
	Sciele Pharma, Inc. *	54,200	948,500
			6,013,161
	Health Care Services - 11.3%
	Healthcare Services Group	55,900	1,268,371
	HMS Holdings Corp. *	204,400	2,969,932
	Icon Plc - ADR *	23,100	1,590,320
	Radiation Therapy Services, Inc. *	45,700	1,321,644
	Stewart Enterprises, Inc.	264,800	1,530,544
	Sun Healthcare Group, Inc. *	145,700	1,540,049
			10,220,860
	Health Care Technology - 5.6%
	AFP Imaging Corp. *	555,500	1,049,895
	Durect Corporation *	229,900	836,836
	Netsmart Technologies, Inc. *	53,900	786,940
	Phase Forward *	207,000	2,440,530
			5,114,201
	Industrial - 8.5%
	ACR Group, Inc. *	93,300	545,805
	Comfort Systems USA, Inc.	132,400	1,725,172
	Encore Wire Corp. *	65,500	2,460,180
	Flow International Corp. *	95,700	1,259,412
	RBC Bearings, Inc. *	80,000	1,701,600
			7,692,169
	Media - 1.4%
	24/7 Real Media, Inc. *	137,100	1,244,868
	Technology Services & Software - 11.2%
	Ness Technologies, Inc. *	162,500	1,878,500
	Perficient, Inc. *	142,300	1,921,050
	Saba Software, Inc. *	202,800	1,072,812
	Smith Micro Software, Inc. *	114,000	1,534,440
	Stellent, Inc.	175,500	1,879,605
	Vocus, Inc. *	136,300	1,823,694
			10,110,101
	Telecommunications - 7.9%
	Anaren, Inc. *	101,900	2,298,864
	Brightpoint, Inc. *	76,100	1,266,304
	General Communication *	144,700	1,839,137
	Stratex Networks, Inc. *	473,800	1,729,370
			7,133,675

	TOTAL COMMON STOCKS (Cost $83,476,457)		88,734,809

	INVESTMENT COMPANIES - 1.0%
	Consumer Staples Select Sector SPDR Fund	35,700	911,064

	TOTAL INVESTMENT COMPANIES (Cost $878,070)		911,064

	SHORT TERM INVESTMENTS - 2.0%	Principal
	United States Government Agency Issues - 2.0%	Amount
	FHLB Discount Note, 5.083%, 09/01/2006	1,842,000	1,842,000
	Variable Rate Demand Note - 0.0%	Shares
	SEI Daily Income Trust Treasury Fund - Class B	1,175	1,175

	TOTAL SHORT TERM INVESTMENTS (Cost $1,843,175)		1,843,175

	Total Investments (Cost $86,197,702) - 100.9%		91,519,584
	Liabilities in Excess of Other Assets - (0.9)%		(866,329)
	TOTAL NET ASSETS - 100.0%		$90,653,255
ADR	Amercian Depository Receipt
*	Non Income Producing
f	Foreign Issued Security

BRAZOS MUTUAL FUNDS - SMALL CAP PORTFOLIO
Portfolio of Investments (Unaudited)			August 31, 2006

	Security Description	Shares	Value
	COMMON STOCKS - 96.3%
	Basic Resources (Non-Energy) - 4.6%
	Andersons, Inc.	11,800	$483,918
	Dynamic Materials Corporation	12,300	449,811
	Oregon Steel Mills, Inc. *	7,900	380,543
			1,314,272
	Business Services - 7.1%
	Alliance Data Systems Corporation *	11,600	586,264
	Corrections Corporation of America *	18,300	1,149,972
	Home Solutions of America, Inc. *	57,000	301,530
			2,037,766
	Consumer Durables - 1.9%
	Tempur-Pedic International, Inc. *	33,000	529,650
	Consumer Merchandising - 6.0%
	The Bon-Ton Stores Inc.	13,000	356,330
	Christopher & Banks Corp.	10,400	253,240
	GameStop Corporation *	12,200	532,896
	Guess ?, Inc. *	14,000	571,200
			1,713,666
	Consumer Non-Durables - 2.3%
	Smith & Wesson Holding Corp. *	66,300	656,370
	Consumer Services - 2.9%
	Copart, Inc. *	16,100	451,927
	LKQ Corp. *	18,200	378,014
			829,941
	Defense - 0.4%
	Force Protection, Inc. *	17,600	111,760
	Electronic Components - 10.0%
	Atheros Communications, Inc. *	22,300	362,821
	Diodes, Inc. *	15,900	595,296
	Integrated Device Technology, Inc. *	33,100	570,313
	NU Horizons Electronics Corp. *	27,500	385,000
	Transwitch Corp. *	252,200	448,916
	Trident Microsystems, Inc. *	24,200	499,246
			2,861,592
	Energy - 10.0%
	Arena Resources, Inc. *	7,400	285,640
	Core Laboratories NV *f	3,900	286,143
	Dynegy, Inc. - Class A *	158,500	982,700
	Exco Resources, Inc. *	34,500	460,920
	Matrix Service Company *	38,700	510,453
	Quest Resource Corp. *	29,000	341,910
			2,867,766
	Financial Institutions - 2.9%
	Glacier Bancorp, Inc.	9,300	302,064
	PrivateBancorp, Inc.	6,400	284,160
	Sterling Bancshares, Inc.	11,700	242,658
			828,882
	Financial Services & Software - 3.6%
	SWS Group, Inc.	26,200	644,520
	TradeStation Group, Inc. *	26,200	383,830
			1,028,350
	Health Care Products - 5.3%
	American Medical Systems Holdings, Inc. *	15,900	279,204
	DJ Orthopedics Incorporated *	10,900	420,413
	NuVasive, Inc. *	24,800	509,888
	West Pharmaceutical Services, Inc.	7,500	299,325
			1,508,830
	Health Care Services - 7.0%
	Healthcare Services Group	17,700	401,613
	HMS Holdings Corp. *	48,100	698,893
	Icon Plc - ADR *	7,200	495,684
	Sun Healthcare Group, Inc. *	39,300	415,401
			2,011,591
	Health Care Technology - 5.8%
	Hologic, Inc. *	11,800	509,524
	Human Genome Sciences, Inc. *	26,400	296,472
	Phase Forward *	46,400	547,056
	Respironics, Inc. *	8,100	298,971
			1,652,023
	Industrial - 9.0%
	Anixter International, Inc.	6,100	332,389
	Bucyrus International, Inc. - Class A	5,400	278,802
	Comfort Systems USA, Inc.	42,000	547,260
	Encore Wire Corp. *	20,200	758,712
	Flow International Corp. *	28,300	372,428
	Manitowoc Co.	6,200	274,040
			2,563,631
	Media - 1.4%
	24/7 Real Media, Inc. *	44,100	400,428
	Technology Services & Software - 6.7%
	Ness Technologies, Inc. *	38,700	447,372
	Smith Micro Software, Inc. *	37,000	498,020
	Stellent, Inc.	55,700	596,547
	Transaction Systems Architects, Inc. *	11,700	388,089
			1,930,028
	Telecommunications - 7.3%
	Brightpoint, Inc. *	24,600	409,344
	CommScope, Inc. *	25,200	736,092
	General Communication *	36,000	457,560
	Stratex Networks, Inc. *	131,200	478,880
			2,081,876
	Transportation - 2.1%
	American Commercial Lines *	5,500	288,750
	Trinity Industries, Inc.	9,750	325,260
			614,010
	TOTAL COMMON STOCKS (Cost $26,017,680)		27,542,432

	SHORT TERM INVESTMENTS - 2.1%	Principal
	United States Government Agency Issues - 2.1%	Amount
	FHLB Discount Note, 5.083%, 09/01/2006	621,000	621,000
	Variable Rate Demand Note - 0.0%	Shares
	SEI Daily Income Trust Treasury Fund - Class B	847	847

	TOTAL SHORT TERM INVESTMENTS (Cost $621,847)		621,847

	Total Investments (Cost $26,639,527) - 98.4%		28,164,279
	Other Assets in Excess of Liabilities - 1.6%		444,158
	TOTAL NET ASSETS - 100.0%		$28,608,437
ADR	American Depository Receipt
*	Non Income Producing
f	Foreign Issued Security

BRAZOS MUTUAL FUNDS - MID CAP PORTFOLIO
Portfolio of Investments (Unaudited)			August 31, 2006

	Security Description	Shares	Value
	COMMON STOCKS - 97.7%
	Basic Resources (Non-Energy) - 3.8%
	Agnico-Eagle Mines Ltd. f	25,800	$973,950
	Andersons, Inc.	22,800	935,028
			1,908,978
	Business Services - 3.5%
	Alliance Data Systems Corporation *	14,900	753,046
	Corrections Corporation of America *	16,500	1,036,860
			1,789,906
	Consumer Merchandising - 10.4%
	AnnTaylor Stores Corp. *	12,700	505,460
	GameStop Corporation *	22,100	965,328
	Guess ?, Inc. *	24,900	1,015,920
	Harley-Davidson, Inc.	15,800	924,458
	Kohl's Corp. *	16,700	1,043,917
	TJX Cos, Inc.	30,700	821,225
			5,276,308
	Consumer Non Durables - 3.9%
	Activision, Inc. *	56,900	734,010
	Electronic Arts, Inc. *	25,000	1,274,250
			2,008,260
	Consumer Services - 2.0%
	Copart, Inc. *	36,800	1,032,976
	Electronic Components - 20.7%
	Broadcom Corp. - Class A *	22,100	650,624
	Cypress Semiconductor Corporation *	72,000	1,126,080
	Diodes, Inc. *	23,400	876,096
	Freescale Semiconductor, Inc. *	37,700	1,165,307
	Integrated Device Technology, Inc. *	106,500	1,834,995
	MEMC Electronic Materials, Inc. *	47,800	1,848,904
	NVIDIA Corporation *	38,400	1,117,824
	Silicon Laboratories, Inc. *	17,800	627,806
	Trident Microsystems, Inc. *	61,500	1,268,745
			10,516,381
	Electronic Technology - 3.2%
	Research In Motion Ltd. *f	19,900	1,641,750
	Energy - 7.1%
	Cameron International Corp. *	18,700	895,917
	Core Laboratories NV *f	7,000	513,590
	Dynegy, Inc. - Class A *	137,900	854,980
	Exco Resources, Inc. *	62,100	829,656
	Southwestern Energy Co. *	14,800	508,380
			3,602,523
	Financial Institutions - 4.9%
	Cullen/Frost Bankers, Inc.	11,300	666,248
	Investors Financial Services Corp.	24,600	1,140,456
	T. Rowe Price Group, Inc.	15,000	660,900
			2,467,604
	Financial Services & Software - 3.0%
	East West Bancorp, Inc.	27,800	1,125,900
	Kookmin Bank - ADR *	4,700	378,726
			1,504,626
	Health Care Products - 1.5%
	Allergan, Inc.	6,800	779,008
	Health Care Services - 6.7%
	Covance Inc. *	16,300	1,024,781
	IMS Health, Inc.	24,300	663,147
	Laboratory Corp Of America Holdings *	15,200	1,039,984
	Manor Care, Inc.	12,700	662,940
			3,390,852
	Health Care Technology - 8.0%
	Hologic, Inc. *	21,200	915,416
	Human Genome Sciences, Inc. *	100,100	1,124,123
	Respironics, Inc. *	26,000	959,660
	St Jude Medical, Inc. *	20,700	753,687
	Varian Medical Systems, Inc. *	5,400	287,820
			4,040,706
	Industrial - 12.8%
	Anixter International, Inc.	11,000	599,390
	Bucyrus International, Inc. - Class A	19,700	1,017,111
	Encore Wire Corp. *	36,300	1,363,428
	Gardner Denver, Inc. *	20,100	722,997
	Jacobs Engineering Group Inc. *	8,800	766,392
	Joy Global Inc.	19,500	849,030
	Manitowoc Co.	22,500	994,500
	Precision Castparts Corp.	2,900	169,476
			6,482,324
	Technology Services & Software - 2.5%
	Akamai Technologies, Inc. *	32,800	1,285,760
	Telecommunications - 3.7%
	American Tower Corp. - Class A *	21,700	778,162
	CommScope, Inc. *	37,800	1,104,138
			1,882,300
	TOTAL COMMON STOCKS (Cost $48,030,858)		49,610,262

	SHORT TERM INVESTMENTS - 3.5%	Principal
	United States Government Agency Issues - 3.5%	Amount
	FHLB Discount Note, 5.083%, 09/01/2006	1,760,000	1,760,000
	Variable Rate Demand Note - 0.0%	Shares
	SEI Daily Income Trust Treasury Fund - Class B	879	879

	TOTAL SHORT TERM INVESTMENTS (Cost $1,760,879)		1,760,879

	Total Investments (Cost $49,791,737) - 101.2%		51,371,141
	Liabilities in Excess of Other Assets - (1.2)%		(584,629)
	TOTAL NET ASSETS - 100.0%		$50,786,512
ADR	American Depository Receipt
*	Non Income Producing
f	Foreign Issued Security

BRAZOS MUTUAL FUNDS - GROWTH PORTFOLIO
Portfolio of Investments (Unaudited)			August 31, 2006

	Security Description	Shares	Value
	COMMON STOCKS - 99.7%
	Basic Resources (Non-Energy) - 3.7%
	Agnico-Eagle Mines Ltd. f	30,000	$1,132,500
	Andersons, Inc.	26,000	1,066,260
			2,198,760
	Business Services - 3.5%
	Alliance Data Systems Corporation *	17,200	869,288
	Corrections Corporation of America *	19,200	1,206,528
			2,075,816
	Consumer Merchandising - 10.3%
	AnnTaylor Stores Corp. *	14,800	589,040
	GameStop Corporation *	25,500	1,113,840
	Guess ?, Inc. *	29,000	1,183,200
	Harley-Davidson, Inc.	18,300	1,070,733
	Kohl's Corp. *	19,400	1,212,694
	TJX Cos, Inc.	35,600	952,300
			6,121,807
	Consumer Non Durables - 4.0%
	Activision, Inc. *	66,200	853,980
	Electronic Arts, Inc. *	29,100	1,483,227
			2,337,207
	Consumer Services - 2.0%
	Copart, Inc. *	42,800	1,201,396
	Electronic Components - 22.2%
	Broadcom Corp. - Class A *	25,700	756,608
	Cypress Semiconductor Corporation *	83,700	1,309,068
	Diodes, Inc. *	29,900	1,119,456
	Freescale Semiconductor, Inc. *	43,900	1,356,949
	Integrated Device Technology, Inc. *	124,200	2,139,966
	MEMC Electronic Materials, Inc. *	55,800	2,158,344
	NVIDIA Corporation *	44,800	1,304,128
	Silicon Laboratories, Inc. *	20,700	730,089
	Texas Instruments Incorporated	24,400	795,196
	Trident Microsystems, Inc. *	71,800	1,481,234
			13,151,038
	Electronic Technology - 3.2%
	Research In Motion Ltd. *f	23,200	1,914,000
	Energy - 7.1%
	Cameron International Corp. *	21,800	1,044,438
	Core Laboratories NV *f	8,100	594,297
	Dynegy, Inc. - Class A *	159,600	989,520
	Exco Resources, Inc. *	71,900	960,584
	Southwestern Energy Co. *	17,200	590,820
			4,179,659
	Financial Institutions - 4.9%
	Cullen/Frost Bankers, Inc.	13,200	778,272
	Investors Financial Services Corp.	28,800	1,335,168
	T. Rowe Price Group, Inc.	17,500	771,050
			2,884,490
	Financial Services & Software - 3.0%
	East West Bancorp, Inc.	32,100	1,300,050
	Kookmin Bank - ADR *	5,500	443,190
			1,743,240
	Health Care Products - 1.5%
	Allergan, Inc.	7,900	905,024
	Health Care Services - 6.6%
	Covance Inc. *	18,900	1,188,243
	IMS Health, Inc.	28,100	766,849
	Laboratory Corp Of America Holdings *	17,700	1,211,034
	Manor Care, Inc.	14,700	767,340
			3,933,466
	Health Care Technology - 7.4%
	Hologic, Inc. *	24,700	1,066,546
	Human Genome Sciences, Inc. *	116,800	1,311,664
	Respironics, Inc. *	30,400	1,122,064
	St Jude Medical, Inc. *	24,100	877,481
			4,377,755
	Industrial - 12.7%
	Anixter International, Inc.	12,800	697,472
	Bucyrus International, Inc. - Class A	22,900	1,182,327
	Encore Wire Corp. *	42,300	1,588,788
	Gardner Denver, Inc. *	23,400	841,698
	Jacobs Engineering Group Inc. *	10,200	888,318
	Joy Global Inc.	22,700	988,358
	Manitowoc Co.	26,200	1,158,040
	Precision Castparts Corp.	3,400	198,696
			7,543,697
	Technology Services & Software - 3.9%
	Akamai Technologies, Inc. *	38,300	1,501,360
	Oracle Corp. *	50,700	793,455
			2,294,815
	Telecommunications - 3.7%
	American Tower Corp. - Class A *	25,200	903,672
	CommScope, Inc. *	44,100	1,288,161
			2,191,833
	TOTAL COMMON STOCKS (Cost $57,193,299)		59,054,003

	SHORT TERM INVESTMENTS - 1.1%	Principal
	United States Government Agency Issues - 1.1%	Amount
	FHLB Discount Note, 5.083%, 09/01/2006	636,000	636,000
	Variable Rate Demand Note - 0.0%	Shares
	SEI Daily Income Trust Treasury Fund - Class B	262	262

	TOTAL SHORT TERM INVESTMENTS (Cost $636,262)		636,262

	Total Investments (Cost $57,829,561) - 100.8%		59,690,265
	Liabilities in Excess of Other Assets - (0.8)%		(483,391)
	TOTAL NET ASSETS - 100.0%		$59,206,874
ADR	American Depository Receipt
*	Non Income Producing
f	Foreign Issued Security

The cost basis of investments for federal income tax purposes at August 31, 2006, was as follows*:

	Micro Cap Portfolio	Small Cap Portfolio	Mid Cap Portfolio	Growth Portfolio
Cost of Investments	$86,624,245	$26,954,802	$50,027,908	$58,108,851
Gross unrealized appreciation	7,722,092	2,189,041	1,986,477	2,322,688
Gross unrealized depreciation	(2,857,289)	(979,564)	(643,244)	(741,274)
Net unrealized appreciation	$4,864,803	$1,209,477	$ 1,343,233	$1,581,414

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Brazos Mutual Funds

By (Signature and Title) /s/ Wayne G. Willems
Wayne G. Willems, President

Date September 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Wayne G. Willems
Wayne G. Willems, President

Date September 28, 2006

By (Signature and Title) /s/ Benjamin C. Bell, Jr.
Benjamin C. Bell, Jr., Treasurer

Date September 28, 2006